PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Costs	$30,588	$28,838	$39,769	$31,212	$11,396	$9,251	$21,255	$18,770	$103,008	$88,071
Accumulated fair value changes	28,138	24,238	3,077	4,626	881	393	(1,022)	(873)	31,074	28,384
Accumulated depreciation	(8,409)	(7,870)	(4,191)	(3,671)	(1,413)	(1,212)	(4,580)	(3,693)	(18,593)	(16,446)
Total[1]	$50,317	$45,206	$38,655	$32,167	$10,864	$8,432	$15,653	$14,204	$115,489	$100,009
1.As at December 31, 2021, the total includes $5.8 billion (2020 – $3.9 billion) of property, plant and equipment leased to third parties as operating leases. Our ROU PP&E assets include $415 million (2020 – $393 million) in our Renewable Power and Transition segment, $4.0 billion (2020 – $4.1 billion) in our Infrastructure segment, $905 million (2020 – $856 million) in our Real Estate segment, and $1.7 billion (2020 – $1.3 billion) in our Private Equity and other segments, totaling $7.0 billion (2020 – $6.7 billion) of ROU assets.
Our renewable power and transition property, plant and equipment consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Cost, beginning of year	$13,899	$14,074	$8,398	$8,459	$6,541	$5,287	$28,838	$27,820
Additions, net of disposals and assets reclassified as held for sale	734	425	(907)	(9)	648	284	475	700
Acquisitions through business combinations	—	—	1,643	—	723	661	2,366	661
Foreign currency translation	(762)	(600)	(101)	(52)	(228)	309	(1,091)	(343)
Cost, end of year	13,871	13,899	9,033	8,398	7,684	6,541	30,588	28,838

Accumulated fair value changes, beginning of year	19,865	16,927	2,908	2,588	1,465	950	24,238	20,465
Fair value changes	4,581	3,221	(44)	402	282	530	4,819	4,153
Dispositions and assets reclassified as held for sale	—	—	(354)	—	—	—	(354)	—
Foreign currency translation	(473)	(283)	(49)	(82)	(43)	(15)	(565)	(380)
Accumulated fair value changes, end of year	23,973	19,865	2,461	2,908	1,704	1,465	28,138	24,238

Accumulated depreciation, beginning of year	(4,731)	(4,412)	(2,293)	(1,781)	(846)	(497)	(7,870)	(6,690)
Depreciation expenses	(556)	(517)	(599)	(546)	(355)	(302)	(1,510)	(1,365)
Dispositions and assets reclassified as held for sale	22	17	792	25	1	9	815	51
Foreign currency translation	114	181	14	9	28	(56)	156	134
Accumulated depreciation, end of year	(5,151)	(4,731)	(2,086)	(2,293)	(1,172)	(846)	(8,409)	(7,870)
Balance, end of year	$32,693	$29,033	$9,408	$9,013	$8,216	$7,160	$50,317	$45,206
Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Balance, beginning of year	$9,251	$9,890	$393	$1,366	$(1,212)	$(1,527)	$8,432	$9,729
Changes in basis of accounting	(38)	(1,895)	8	(681)	1	786	(29)	(1,790)
Additions/(dispositions)[1], net of assets reclassified as held for sale	203	1,023	(631)	(135)	262	27	(166)	915
Acquisitions through business combinations	2,172	—	—	—	—	—	2,172	—
Foreign currency translation	(192)	233	(2)	2	35	(41)	(159)	194
Fair value changes	—	—	1,113	(159)	—	—	1,113	(159)
Depreciation expenses	—	—	—	—	(499)	(457)	(499)	(457)
Balance, end of year	$11,396	$9,251	$881	$393	$(1,413)	$(1,212)	$10,864	$8,432
1.    For accumulated depreciation, (additions)/dispositions.The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Balance, beginning of year	$18,770	$17,269	$(873)	$(643)	$(3,693)	$(2,458)	$14,204	$14,168
Changes in basis of accounting	(820)	—	(3)	—	301	—	(522)	—
Additions/(dispositions)[1], net of assets reclassified as held for sale	1,124	874	97	57	277	290	1,498	1,221
Acquisitions through business combinations	2,518	84	—	—	—	—	2,518	84
Foreign currency translation	(337)	543	(3)	(3)	36	(61)	(304)	479
Depreciation expenses	—	—	—	—	(1,501)	(1,464)	(1,501)	(1,464)
Impairment charges	—	—	(240)	(284)	—	—	(240)	(284)
Balance, end of year	$21,255	$18,770	$(1,022)	$(873)	$(4,580)	$(3,693)	$15,653	$14,204
1. For accumulated depreciation, (additions)/dispositions.
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$383	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	451	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,316	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	77 / (1,311)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(1,403)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Timber / agricultural prices	•Increases (decreases) in price increase (decrease) fair value	•Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	•Discount rate /terminal capitalization rate	•Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	•Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	•Exit Date	•Increases (decreases) in exit date decrease (increase) fair value	•Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2021			2020
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	5.9%	4.6%	11	6.0%	4.6%	11
Transitional and Development[1]	7.3%	5.8%	10	7.2%	5.9%	10
LP investments[1]	9.1%	5.9%	13	9.4%	6.0%	14
Other investment properties[2]	8.7%	n/a	n/a	5.0 – 8.7%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.
The following table presents our renewable power and transition property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2021	2020
North America	$32,629	$28,044
Colombia	8,497	8,150
Europe	3,935	4,912
Brazil	3,547	3,005
Other[1]	1,709	1,095
	$50,317	$45,206
1. Other refers primarily to China, India and Chile.
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2021 and 2020 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rate
Contracted	4.1 – 4.3%	4.1 – 4.5%	7.2%	7.3%	7.9%	8.1%	3.9%	3.0 – 3.6%
Uncontracted	5.4 – 5.6%	5.6 – 6.0%	8.5%	8.6%	9.2%	9.4%	3.9%	3.6 – 4.7%
Terminal capitalization rate[1]	4.8 – 5.1%	5.8 – 6.2%	n/a	n/a	8.0%	8.9%	n/a	n/a
Exit date	2042	2041	2048	2048	2041	2040	2036	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key valuation metrics of the company’s utilities, transport, midstream and sustainable resources assets at the end of 2021 and 2020 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rates	7 – 11%	7 – 14%	7 – 14%	7 – 13%	15%	15%	n/a	6%
Terminal capitalization multiples	20x	7x – 23x	9x – 15x	9x – 14x	10x	10x	n/a	6x
Investment horizon/Exit date (years)	10 – 20	10	10	10	5 – 10	5 – 10	n/a	10

Disclosure of Power Generating Assets [Table Text Block]
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2021	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	48%	17%	82	71	77	114
Brazil (prices in R$/MWh)	83%	61%	306	358	282	345
Colombia (prices in COP$/MWh)	30%	1%	251,000	313,000	290,000	439,000
Europe (prices in €/MWh)	94%	66%	44	39	34	39

Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]	Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Midstream		Data		Sustainable Resources and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Cost, beginning of year	$9,306	$8,654	$8,698	$8,309	$4,321	$3,971	$8,593	$1,131	$294	$389	$31,212	$22,454
Additions, net of disposals and assets reclassified as held for sale	(1,788)	550	312	146	511	277	(103)	51	(294)	(16)	(1,362)	1,008
Acquisitions through business combinations	180	—	134	—	9,865	—	—	7,334	—	—	10,179	7,334
Foreign currency translation	(116)	102	(145)	243	165	73	(166)	77	2	(79)	(260)	416
Cost, end of year	7,582	9,306	8,999	8,698	14,862	4,321	8,324	8,593	2	294	39,769	31,212

Accumulated fair value changes, beginning of year	2,917	2,187	1,047	857	338	317	—	—	324	416	4,626	3,777
Disposition and assets reclassified as held for sale	(1,399)	—	—	—	—	—	—	—	(244)	—	(1,643)	—
Fair value changes	134	652	48	113	70	21	—	—	(80)	6	172	792
Foreign currency translation	(26)	78	(50)	77	—	—	—	—	(2)	(98)	(78)	57
Accumulated fair value changes, end of year	1,626	2,917	1,045	1,047	408	338	—	—	(2)	324	3,077	4,626

Accumulated depreciation, beginning of year	(1,613)	(1,172)	(1,404)	(950)	(356)	(208)	(263)	(88)	(35)	(41)	(3,671)	(2,459)
Depreciation expenses	(352)	(419)	(481)	(498)	(270)	(141)	(419)	(189)	(4)	(10)	(1,526)	(1,257)
Dispositions and assets reclassified as held for sale	682	12	161	134	20	—	45	17	38	7	946	170
Foreign currency translation	11	(34)	56	(90)	(16)	(7)	8	(3)	1	9	60	(125)
Accumulated depreciation, end of year	(1,272)	(1,613)	(1,668)	(1,404)	(622)	(356)	(629)	(263)	—	(35)	(4,191)	(3,671)
Balance, end of year	$7,936	$10,610	$8,376	$8,341	$14,648	$4,303	$7,695	$8,330	$—	$583	$38,655	$32,167
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Subsidiary preferred equity units	(a)	$1,585	$1,679
Limited-life funds and redeemable fund units	(b)	1,538	1,456
Subsidiary preferred shares and capital	(c)	1,185	564
Total		$4,308	$3,699

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2021	2020
Series 1	—	6.25%	US$	$—	$586
Series 2	24,000,000	6.50%	US$	565	555
Series 3	24,000,000	6.75%	US$	546	538
New LP Preferred Units	19,273,654	6.25%	US$	474	—
Total				$1,585	$1,679
As at December 31, 2021 and 2020, the balances consist of the following:

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2021	2020
Brookfield Property Split Corp. (“BOP Split”) senior preferred shares
Series 1	842,534	5.25%	US$	$21	$21
Series 2	556,746	5.75%	C$	11	11
Series 3	781,592	5.00%	C$	15	16
Series 4	582,894	5.20%	C$	12	12
BSREP II RH B LLC (“Manufactured Housing”) preferred capital	—	9.00%	US$	—	249
Rouse Series A preferred shares	5,600,000	5.00%	US$	142	142
Brookfield India Real Estate Trust (“BIRET”)	138,181,800	See footnote[1]	US$	440	—
India Infrastructure Investment Trusts	371,800,000	See footnote[1]	INR	471	—
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares	—	5.00%	US$	—	40
BIP Investment Corporation Series 1 Senior preferred shares	4,000,000	5.85%	C$	73	73
Total				$1,185	$564
1.The dividend rate pertaining to BIRET and India Infrastructure Investment Trusts is equal to a minimum of 90% of net distributable cash flows.